CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2025
CAPITAL AND RESERVES
Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan
Continuity	Number of	Number of	Weighted average exercise price ($/option)
Balance December 31, 2023	37,600	8,555,000	0.45
Exercised	(37,600)	–	0.29
Balance December 31, 2024	–	8,555,000	0.45
Exercised	–	(8,555,000)	0.45
Balance December 31, 2025	–	–	–

Summary of Options Outstanding
Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance December 31, 2023	24,318,500	1.00
Exercised	(30,000)	0.41
Expired	(6,368,500)	0.99
Balance December 31, 2024	17,920,000	1.01
Exercised	(6,079,700)	1.38
Balance December 31, 2025	11,840,300	0.82

Schedule of Options Outstanding and Exercised
Period	Number of options	Weighted average exercise price ($/option)	Weighted average market share price on exercise ($/option)
January 2025	110,000	0.41	0.97
February 2025	241,000	0.41	1.00
March 2025	313,700	0.41	1.19
April 2025	144,000	0.41	1.57
May 2025	74,000	0.41	1.43
June 2025	790,000	0.51	1.83
July 2025	4,117,000	1.79	2.77
October 2025	200,000	0.41	2.14
October 2025	90,000	2.01	2.76
	6,079,700	1.38	2.39

Schedule of Options Outstanding and Exercisable
	December 31, 2025			December 31, 2024
Exercise price ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.41	8,842,300	8,842,300	1.63	11,224,000	11,224,000	2.63
2.01[1]	2,998,000	2,998,000	0.02	6,696,000	6,696,000	0.55
Total	11,840,300	11,840,300		17,920,000	17,920,000

Schedule of Restricted Share Units Outstanding
Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance December 31, 2023	470,347	0.59
Granted	66,049	0.41
Balance December 31, 2024	536,396	0.57
Cash-settled [1]	(74,830)	0.69
Granted [2]	32,405	1.54
Shares issued [3]	(29,521)	0.69
Withheld [3]	(33,965)	0.69
Balance December 31, 2025	430,485	0.60

Schedule of Foreign Currency Translation Reserve
Continuity
Balance December 31, 2023	$35,233
Gain on translation of foreign subsidiaries	10,012
Balance December 31, 2024	45,245
Loss on translation of foreign subsidiaries	(5,500)
Balance December 31, 2025	$39,745